Equity Transactions - Schedule of Restricted Stock Units (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Grantee	TWO RIVERS WATER & FARMING Co
Exercised to Date	1,417,000	649,700
2011 Plan [Member]
Grantee	Jolee Henry
Company Relationship	Prior Director
RSUs issued	400,000
Date of Grant	Oct-10
Vesting Date	2011-01
Performance Requirement	n/a
Exercised to Date	282,000